Share capital, Conditional Share Capital for Employee Benefit Plans (Details) - Employee Benefit Plans [Member]	12 Months Ended
Dec. 31, 2021 CHF (SFr) SFr / shares shares
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Top of Range [Member]
Conditional Share Capital [Abstract]
Maximum aggregate amount of ordinary shares | SFr	SFr 64,577,720
Issuance of ordinary shares (in shares) | shares	3,228,886